Credit related Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Credit related Commitments and Contingent Liabilities [Abstract]
Irrevocable lending commitments and lending related contingent liabilities [text block table]	Irrevocable lending commitments and lending related contingent liabilities in € m. Dec 31, 2022 Dec 31, 2021 Irrevocable lending commitments1 202,595 184,634 Revocable lending commitments 48,425 49,798 Contingent liabilities 67,214 59,394 Total 318,234 293,825
Other Commitments and Contingent Liabilities [text block table]	Other commitments and other contingent liabilities in € m. Dec 31, 2022 Dec 31, 2021 Other commitments1 0 0 Other contingent liabilities 73 77 Total 73 77 1 Prior year’s comparatives aligned to presentation in the current year.